NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Federally insured limits	$ 1,948,794
Product warranty Period	90 days
Advertising costs	$ 0	$ 0
Outstanding warrants		147,591
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Number of incentive stock options	1,387,775	926,266
Common Stock [Member]
Product Information [Line Items]
Outstanding warrants	44,644
Series D Convertible Preferred Stock [Member]
Product Information [Line Items]
Common shares issuable conversion	433,000	433,000
Series E Convertible Preferred Stock [Member]
Product Information [Line Items]
Common shares issuable conversion	3,833,334
Series F Convertible Preferred Stock [Member]
Product Information [Line Items]
Common shares issuable conversion	0
Patents And Trademarks [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment	17 years
Minimum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment	3 years
Product warranty Period	12 months
Maximum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment	5 years
Product warranty Period	36 months
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	48.00%	42.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	83.00%	34.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	30.00%	18.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%	31.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%	14.00%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		19.00%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		14.00%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	30.00%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
Concentration risk, percentage	44.00%	41.00%